Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Gross Amount and Present Value of Minimum Lease Payments

The gross amount and present value of minimum lease payments as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Less than 1 year	￦	13,114	11,771
1 year – 5 years		12,547	828
Unrealized interest income		(4,035)	(1,396)

Present value of minimum lease payment	￦	21,626	11,203